As filed with the Securities and Exchange Commission on January 30, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file numbers:033-00499 and 811-04417


                           California Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          44 Montgomery St. Suite 2100, San Francisco, California 94104
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               (Address of principal executive offices) (Zip code)


                                Stephen C. Rogers
          44 Montgomery St. Suite 2100, San Francisco, California 94104
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                     (Name and address of agent for service)

                                  (415)398-2727
--------------------------------------------------------------------------------
               Registrant's telephone number, including area code

Date of fiscal year end:  August 31

Date of reporting period: November 30, 2005

Item 1. Schedule of Investments.

CALIFORNIA INVESTMENT TRUST

QUARTERLY PORTFOLIO OF INVESTMENTS
NOVEMBER 30,2005

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CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/05 (UNAUDITED)
VARIABLE RATE DEMAND NOTES**  (70.54%)                                      Par Value       Rate      Maturity      Value

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds                                                               1,500,000       3.02%    12/1/2005    1,500,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Sutter Hospital; Series B                                                     150,000       2.95%    12/1/2005      150,000

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Rand Corporation; Series B                                                    500,000       2.95%    12/1/2005      500,000

CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES
Series B-5                                                                    100,000       2.94%    12/1/2005      100,000
Series B-6                                                                    300,000       2.95%    12/1/2005      300,000
Series C-8                                                                  2,000,000       3.00%    12/1/2005    2,000,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AGENCY
Gemological Institute of America; Special Tax; Series 2001                  1,800,000       3.01%    12/1/2005    1,800,000

CALIFORNIA, STATE OF
General Obligation; Series A                                                  700,000       2.94%    12/1/2005      700,000
General Obligation Bonds; Series 2003A                                      1,300,000       2.95%    12/1/2005    1,300,000
General Obligation Bonds; Series 2003C-1                                    2,000,000       3.02%    12/1/2005    2,000,000

CHINO BASIN REGIONAL FINANCING AUTHORITY
Inland Empire Utilities Agency; Series 2002A                                2,000,000       2.92%    12/7/2005    2,000,000

IRVINE RANCH WATER DISTRICT
Consolidated Series 1985                                                      600,000       2.95%    12/1/2005      600,000
Waterworks Bonds; 1988 Series A, District 182                                 400,000       2.94%    12/1/2005      400,000
Sewer Bonds; 1988 Series A; District 282                                      400,000       2.94%    12/1/2005      400,000
General Obligations of Improvement; Districts 140, 240, 105, 250              800,000       2.95%    12/1/2005      800,000
Certificates of Participation, 1986 Capital Improvement Projects              800,000       2.94%    12/1/2005      800,000

IRVINE, CITY OF
Assessment District 89-10                                                     995,000       3.00%    12/1/2005      995,000
Assessment District 94-13                                                     200,000       2.95%    12/1/2005      200,000
Assessment District 97-17                                                     200,000       2.95%    12/1/2005      200,000
Assessment District 87-8                                                      600,000       2.95%    12/1/2005      600,000

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, Prop C, Series A                         2,000,000       2.97%    12/1/2005    2,000,000
Sales Tax Revenue Refunding Bonds, 1992; Series A                           1,000,000       2.92%    12/7/2005    1,000,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System Revenue Bonds; 2001 Series B-2                                   500,000       2.95%    12/1/2005      500,000

LOS ANGELES, COUNTY OF
Pension Obligation Refunding Bonds                                          1,400,000       2.92%    12/7/2005    1,400,000
Rowland Heights Preservation                                                1,400,000       3.01%    12/7/2005    1,400,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; Series A                                                 100,000       2.94%    12/1/2005      100,000
Water Revenue Bonds, Series 2000 B-1                                          200,000       2.95%    12/1/2005      200,000
Water Revenue Refunding Bonds; 1996 Series A                                1,885,000       2.97%    12/1/2005    1,885,000

NEWPORT BEACH, CITY OF
Hoag Memorial Hospital Presbyterian, Series 1996 Series B                     500,000       2.98%    12/1/2005      500,000
Hoag Memorial Hospital Presbyterian, Series C                                 100,000       2.98%    12/1/2005      100,000

ORANGE COUNTY HOUSING AUTHORITY
Revenue Bonds, Village Niguel, Issue AA of 1985                             1,900,000       2.96%    12/7/2005    1,900,000

ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation, Numbers 1-3, 5-6, & 11                       1,000,000       2.95%    12/1/2005    1,000,000
Certificates of Participation; Series 2000-A                                  600,000       2.95%    12/1/2005      600,000
Refunding Certificates of Participation: Series 1993                          600,000       2.95%    12/1/2005      600,000

ORANGE COUNTY WATER DISTRICT
Certificates of Participation: Series A                                     2,000,000       2.92%    12/7/2005    2,000,000

RIVERSIDE, COUNTY OF
Community Facilities District 89-5, Special Tax                             2,000,000       2.93%    12/7/2005    2,000,000

SAN FRANCISCO CITY & COUNTY FINANCE CORP
Moscone Center Expansion Project; Series 2000-3                             1,900,000       2.93%    12/1/2005    1,900,000

SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A                                     1,720,000       3.00%    12/1/2005    1,720,000

TUSTIN, CITY OF
Reassessment District No. 95-2; Series A                                      800,000       2.95%    12/1/2005      800,000

WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Variable Rate Revenue Bonds, 1996                                             700,000       2.95%    12/1/2005      700,000

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
School Facility Bridge funding Program                                      2,000,000       2.97%    12/1/2005    2,000,000
                                                                                                               ------------
Total Variable Rate Demand Notes                                                                                 41,650,000
                                                                                                               ------------

TAX AND REVENUE ANTICIPATION NOTES (19.19%)

CALIFORNIA COMMUNITY COLLEGE FINANCING AUTHORITY
Series A                                                                    2,000,000       4.00%    6/30/2006    2,015,706

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
J Paul Getty Trust; Series B                                                1,500,000       2.25%     2/2/2006    1,500,000

CALIFORNIA SCHOOL CASH RESERVE PROGRAM FINANCING AUTHORITY
Series A                                                                    1,750,000       4.00%     7/6/2006    1,764,191

CALIFORNIA, STATE OF
Revenue Anticipation Notes                                                  2,000,000       4.50%    6/30/2006    2,016,662

LOS ANGELES, COUNTY OF
Series A                                                                    1,000,000       4.00%    6/30/2006    1,008,226

SACRAMENTO, COUNTY OF
Series A                                                                    2,000,000       4.00%    7/10/2006    2,017,388

SAN DIEGO COUNTY AND SCHOOL DISTRICT
Series B                                                                    1,000,000       4.00%    7/14/2006    1,007,879
                                                                                                               ------------
Total Tax and Revenue Anticipation Notes                                                                         11,330,051
                                                                                                               ------------

COMMERCIAL PAPER (10.16%)

CAPITAL ASSET LEASING CORP
Certificates of Participation                                               2,000,000       2.70%    12/7/2005    2,000,000

EAST BAY MUNICIPAL UTILITY DISTRICT
Certificates of Participation                                               2,000,000       2.70%    12/7/2005    2,000,000

UNIVERSITY OF CALIFORNIA BOARD OF REGENTS
Commercial Paper Notes; Serires A                                           2,000,000       2.68%    12/7/2005    2,000,000
                                                                                                               ------------
Total Commercial Paper                                                                                            6,000,000
                                                                                                               ------------

TOTAL INVESTMENTS (COST $58,980,051) (99.90%)                                                                    58,980,051
OTHER NET LIABILITIES (0.10%)                                                                                        60,858
                                                                                                               ------------
NET ASSETS (100%)                                                                                                59,040,909
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

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
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CALIFORNIA INSURED INTERMEDIATE FUND
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PORTFOLIO OF INVESTMENTS, 11/30/05 (UNAUDITED)
LONG TERM SECURITIES (95.69%)                                               Par Value       Rate      Maturity      Value

ANAHEIM PUBLIC FINANCIAL AUTHORITY
Convention Center Project; Series A                                           500,000       5.25%     8/1/2013      543,900

BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A                                             500,000       5.25%     6/1/2013      549,510

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996                        500,000       5.60%    10/1/2010      547,365

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison -- Lassen County; 2001 Series A                               400,000       5.25%     6/1/2011      433,576
Lease Revenue Refunding Bonds; 2001 Series A                                  500,000       5.25%     6/1/2012      545,185

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Revenue Anticipation Notes; Series 2005 A-C                                   500,000       4.00%   11/15/2006      503,820

CALIFORNIA, STATE OF
General Obligation Bonds; 1996                                                500,000       5.20%     6/1/2007      514,980

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                               300,000       7.25%     8/1/2009      338,682
Water System Improvement Projects; Series 2001A                               500,000       6.00%     8/1/2012      560,875

CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
General Obligation Refi. Bonds; Series C                                      400,000       6.15%     2/1/2009      433,528

CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C                                            500,000       5.00%     5/1/2012      539,790

CHICO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds                                            400,000       8.50%     8/1/2007      433,848

EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A                                       550,000       5.25%     7/1/2012      593,945

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 20025                                      500,000       5.50%     8/1/2012      555,385

FRESNO, CITY OF
Water System Revenue Refunding; Series A                                      500,000       6.00%     6/1/2011      561,620

IMPERIAL IRRIGATION DISTRICT
Certificates of Participation; 1997 Capital Projects                          600,000       5.20%    11/1/2009      638,916

INDUSTRY CITY URBAN DEVELOPMENT AGENCY
2002 Tax Allocation; Refunding, Project 1                                     300,000       5.38%     5/1/2012      310,161

LOS ANGELES , CITY OF
Sanitation Equipment Charge Revenue Bonds; Series 2001-A                      500,000       5.00%     2/1/2008      518,985

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds; Series A                                             500,000       5.50%     7/1/2008      528,185

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A                                     500,000       5.25%     7/1/2014      538,640

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A                                       400,000       6.00%     7/1/2007      417,428

LOS ANGELES, COUNTY OF
Pension Obligation Certificates; Series A                                     400,000       6.90%    6/30/2008      434,948

MONTEREY, COUNTY OF
Certificates of Participation                                                 600,000       5.25%     8/1/2014      646,788

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2002 Series A                                       500,000       5.00%     8/1/2012      540,690
2005 General Obligation Refunding Bonds                                       500,000       5.00%     8/1/2014      543,090

OAK PARK UNIFIED SCHOOL DISTRICT
General Obligation, Refunding Bonds                                           600,000       5.15%     5/1/2007      616,458

OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001                                               500,000       5.50%    10/1/2012      554,055

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
Measure M Sales Tax Revenue Bonds; Series 1998 A                              500,000       5.50%    2/15/2007      514,190
Measure M Sales Tax Revenue 2nd Series, Series A                              325,000       5.00%    2/15/2009      341,926

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 1997A                                       385,000       5.25%     7/1/2012      402,829

SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A                                  500,000       5.00%     7/1/2015      539,060

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
Sewer Revenue Refunding Bonds; Series A                                       500,000       5.10%    5/15/2010      517,565

SAN FRANCISCO AIRPORT COMMISSION
San Francisco International Airport Revenue Second; Series B                  450,000       5.50%     5/1/2009      474,368

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Water Revenue Refunding Bonds; Series B                                       500,000       5.00%    11/1/2013      537,985

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds; 2000 Series A                                            400,000       5.50%    5/15/2010      433,524

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A                               500,000       5.50%     1/1/2013      555,635

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Multiple Purpose Projects; Series O                                           500,000       5.75%     9/1/2010      550,515

WALNUT, CITY OF
Public Fiancing Authority Tax Allocation                                      500,000       5.38%     9/1/2013      546,390
                                                                                                               ------------
Total Long Term Securities                                                                                       19,358,340
                                                                                                               ------------

VARIABLE RATE DEMAND NOTES (2.97%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B5                                         200,000       2.80%    12/1/2005      200,000

CALIFORNIA, STATE OF
General Obligation; Series A                                                  300,000       2.80%    12/1/2005      300,000

IRVINE, CITY OF
Assessment District 89-10                                                     100,000       2.83%    12/1/2005      100,000
                                                                                                               ------------
Total Variable Rate Demand Notes                                                                                    600,000
                                                                                                               ------------

TOTAL INVESTMENTS (COST $19,810,795) (98.65%)                                                                    19,958,340
OTHER NET LIABILITIES (1.35%)                                                                                       272,373
                                                                                                               ------------
NET ASSETS (100%)                                                                                                20,230,713
                                                                                                               ------------

At 11/30/05, unrealized appreciation(depreciation)
of securities is as follows:
Cost of Investments                                                                                              19,810,795
Unrealized Appreciation                                                                                             258,354
Unrealized Depreciation                                                                                            (110,809)
                                                                                                               ------------
Net Unrealized Appreciation(Depreciation)                                                                           147,545

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CALIFORNIA TAX FREE INCOME FUND
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PORTFOLIO OF INVESTMENTS, 11/30/05 (UNAUDITED)
LONG TERM SECURITIES (94.74%)                                               Par Value       Rate      Maturity      Value
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley AC                               2,500,000       5.00%    12/1/2016    2,689,800
Water System Revenue Bonds, Central Valley J-1; Unrefunded                  1,695,000       7.00%    12/1/2011    2,001,117
Water System Revenue Bonds, Central Valley J-3; Unrefunded                  2,070,000       7.00%    12/1/2011    2,443,842

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Pomona College Refunding Revenue Bonds; Series 1999                         2,500,000       5.25%     1/1/2017    2,652,325
Revenue Bonds (Occidental College); Series 2005A                            3,165,000       5.00%    10/1/2030    3,292,011
Stanford University Revenue Bonds; Series P                                 3,000,000       5.25%    12/1/2013    3,337,770

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison--Imperial County; 1991 Series A                             2,500,000       6.50%     9/1/2017    2,887,275
University of California Projects; 1993 Series A                            5,000,000       5.50%     6/1/2014    5,509,450

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A             2,160,000       5.50%    10/1/2014    2,384,057

CALIFORNIA, STATE OF
General Obligation Bonds                                                    3,000,000       6.25%     9/1/2012    3,352,740
General Obligation Bonds; 2005                                              4,000,000       5.00%     5/1/2027    4,127,200
General Obligation Bonds                                                    2,000,000       5.00%     6/1/2007    2,048,480
General Obligation Bonds                                                    2,000,000       5.00%     6/1/2033    2,039,420
Economic Recovery Bonds; Series 2004A & B                                   2,000,000       5.00%     7/1/2016    2,146,760

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                             2,090,000       7.25%     8/1/2009    2,359,485

CONTRA COSTA WATER DISTRICT
Water Revenue Bonds; Series E                                               2,000,000       6.25%    10/1/2012    2,228,280

CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001                                      1,080,000       5.00%     9/1/2016    1,138,525

EAST BAY MUNICIPAL UTILITY DISTRICT
Water Revenue Refunding Bonds; Series 2001                                  2,000,000       5.25%     6/1/2014    2,153,160

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation                                               1,000,000       6.00%     7/1/2012    1,132,060

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C                                                     2,000,000       0.00%     8/1/2027      671,000

KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A                           2,555,000       6.60%     8/1/2016    2,925,960
Series General Obligation Refunding Bonds; 2004 Series A                    2,890,000       5.00%     8/1/2026    3,022,882

LA QUINTA REDEVELOPMENT AGENCY
Redevelopment Project Area No.2; Series 1994                                1,015,000       7.30%     9/1/2009    1,150,766

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A                                               4,000,000       5.00%    12/1/2027    4,125,800

LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds; 1993 Series A                                          2,500,000       6.00%    8/15/2010    2,769,900

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991; Series B                           3,540,000       6.50%     7/1/2010    3,883,699

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2001 Series A                                   2,000,000       5.25%     7/1/2015    2,139,980

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Series 2004 A2                            500,000       5.00%     7/1/2018      531,905
General Obligation Bonds; 1997 Series A                                     2,450,000       6.00%     7/1/2014    2,837,762

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water System Revenue Bonds, 2005 Series A                                   2,000,000       5.00%     3/1/2016    2,162,440

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F                          1,500,000       6.13%     7/1/2013    1,691,955

NORTHERN CALIFORNIA TRANSMISSION REVENUE
CA-Oregon Transmission Project; 1990 Series A                               1,000,000       7.00%     5/1/2013    1,179,600

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005                        2,000,000       5.00%     8/1/2028    2,078,280

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992                         2,000,000       5.50%     2/1/2014    2,184,560
Central District Redevelopment Project; Series 2005                         1,000,000       5.00%     9/1/2022    1,047,910

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
General Obligation Bonds; 1998 Series A                                     1,050,000       5.50%    2/15/2011    1,149,918

RIVERSIDE, COUNTY OF
Leasehold Revenue Bonds; 1997 Series C                                      1,635,000       5.00%     6/1/2008    1,700,171

ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005                                          1,000,000       5.00%     9/1/2030    1,026,330

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN  AUTH.
Special Tax Revenue Bonds; 1996 Series A                                    1,575,000       6.00%     9/1/2016    1,827,047

SAN BERNARDINO, COUNTY OF
Justice Center / Airport Improvements; Series 2002A                         2,890,000       5.00%     7/1/2016    3,103,744

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
Sales Tax Revenue Refunding Bonds; Series 1990                              2,950,000       6.75%     7/1/2011    3,424,419

SAN JOSE REDEVELOPMENT AGENCY
Unrefunded Balanced Merged Area                                             2,685,000       6.00%     8/1/2010    2,973,154

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B                                     1,440,000       5.25%     7/1/2016    1,586,218

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000                                       2,500,000       5.70%     8/1/2022    2,734,550

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A                                2,000,000       6.00%   11/15/2012    2,277,000
Lease Revenue Refunding Bonds; 1997 Series A                                1,750,000       5.75%   11/15/2013    1,979,233

SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project, 1992 Tax Allocation Refunding Bonds                 4,000,000       7.00%     7/1/2010    4,369,480

SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A                                         1,045,000       7.25%     8/1/2010    1,211,615

SANTA MARIA
Capital Appreciation Bonds; Election 2004                                   2,500,000       0.00%     8/1/2029      763,600

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002, Series B                                                     1,000,000       5.00%     8/1/2027    1,043,580

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A                                1,815,000       5.00%   11/15/2012    1,956,026

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992                                 2,400,000       6.00%     8/1/2011    2,693,520

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989                                 3,585,000       6.75%     7/1/2013    4,186,133

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
UC San Diego Medical Center; Series 2000                                    2,500,000       5.13%    12/1/2016    2,668,000

TURLOCK IRRIGATION DISTRICT
Revenue Refunding Bonds; Series A                                           2,000,000       6.25%     1/1/2012    2,214,680

WILLIAM HART
Capital Appreciation Bonds; Election 2001, Series B                         3,595,000       0.00%     9/1/2029    1,070,915
                                                                                                               ------------
Total Long Term Securities                                                                                      130,287,488
                                                                                                               ------------

VARIABLE RATE DEMAND NOTES (4.00%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B5                                         600,000       2.80%    12/1/2005      600,000
Power Supply Revenue Bonds; Series 2002B6                                     500,000       2.78%    12/1/2005      500,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Sutter Hospital; Series B                                                     350,000       2.85%    12/1/2005      350,000

CALIFORNIA, STATE OF
General Obligation; Series A                                                  600,000       2.80%    12/1/2005      600,000

IRVINE, CITY OF
Assessment District 89-10                                                     400,000       2.83%    12/1/2005      400,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System Revenue Bonds; 2001 Series B-2                                   400,000       2.78%    12/1/2005      400,000

NEWPORT BEACH, CITY OF
Hoag Memorial Hospital Presbyterian; Series 1996 Series A                     300,000       2.83%    12/1/2005      300,000
Hoag Memorial Hospital Presbyterian, Series 1996 Series B                     700,000       2.83%    12/1/2005      700,000
Hoag Memorial Hospital Presbyterian; Series C                               1,350,000       2.83%    12/1/2005    1,350,000

ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation, Numbers 1-3, 5-6, & 11                         300,000       2.78%    12/1/2005      300,000
                                                                                                               ------------
Total Variable Rate Demand Notes                                                                                  5,500,000
                                                                                                               ------------

TOTAL INVESTMENTS (COST $128,010,221) (98.74%)                                                                  135,787,488
OTHER NET LIABILITIES (1.26%)                                                                                     1,736,224
                                                                                                               ------------

NET ASSETS (100%)                                                                                               137,523,712
                                                                                                               ------------

At 11/30/05, unrealized appreciation (depreciation)
of securities is as follows:
Cost of Investments                                                                                             128,010,221
Unrealized Appreciation                                                                                           8,468,518
Unrealized Depreciation                                                                                            (691,251)
                                                                                                               ------------
Net Unrealized Appreciation (Depreciation)                                                                        7,777,267

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Company Name


By /s/ Stephen C. Rogers
-------------------------------------
       Stephen C. Rogers,
President (as Principal Executive Officer)

Date  January 30, 2006


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Stephen C. Rogers
-------------------------------------
       Stephen C. Rogers,
President (as Principal Executive Officer)

Date January 30, 2006


By /s/ Christopher P. Browne
-------------------------------------
       Christopher P. Browne
Treasurer (as Principal Financial Officer)

Date January 30, 2006